UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21218

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance New York Municipal Bond Fund II December 31, 2012 PORTFOLIO OF INVESTMENTS (Unaudited) Tax-Exempt Investments — 159.8%
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$861,540
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	500	509,475

		$1,371,015

Education — 15.9%
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	$60	$69,332
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	35	39,878
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	25	28,206
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	350	360,108
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,488,996
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,465,893
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	689,831
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	377,816
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,145,470

		$5,665,530

Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	$570	$581,856

		$581,856

General Obligations — 9.6%
Arlington Central School District, 4.00%, 12/15/29	$380	$428,351
Arlington Central School District, 4.00%, 12/15/30	375	420,611
Long Beach City School District, 4.50%, 5/1/26	770	858,319
New York City, 4.00%, 10/1/30(1)	500	541,320
New York, 5.00%, 2/15/34(1)	1,000	1,159,200

		$3,407,801

Hospital — 6.4%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$149,665
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	198,745
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	281,072
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	335	361,060
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,296,431

		$2,286,973

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$390	$455,594

		$455,594

Insured-Education — 25.2%
New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,440	$1,681,906
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,506,162
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	380,438

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	$545	$600,917
New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	500	515,265
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	944,996
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,332,208

		$8,961,892

Insured-Electric Utilities — 3.4%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$591,450
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	611,900

		$1,203,350

Insured-Escrowed/Prerefunded — 2.5%
New York Dormitory Authority, (Brooklyn Law School), (XLCA), Prerefunded to 7/1/13, 5.125%, 7/1/30	$855	$875,614

		$875,614

Insured-General Obligations — 14.5%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$631,840
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	667,117
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	250	277,700
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	280,283
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	204,538
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	210,151
New York, (AGM), 5.00%, 4/1/22	1,000	1,131,740
Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	410	432,956
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	214,424
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	217,886
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	239,127
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	248,767
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	389,743

		$5,146,272

Insured-Hospital — 3.2%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$593,520
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	551,360

		$1,144,880

Insured-Housing — 2.9%
New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,000	$1,029,080

		$1,029,080

Insured-Other Revenue — 9.7%
New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$700	$736,743
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,575	1,612,343
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	950	1,095,759

		$3,444,845

Insured-Special Tax Revenue — 7.1%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$649,434
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	403,342
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,955	303,533
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	385	411,419

Security	Principal Amount (000’s omitted)	Value
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	$690	$736,713

		$2,504,441

Insured-Transportation — 10.3%
Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,119,590
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)(2)	2,500	2,529,709

		$3,649,299

Insured-Water and Sewer — 4.0%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$1,067,167
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	350	367,724

		$1,434,891

Other Revenue — 9.4%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$482,933
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/40	2,500	2,861,600

		$3,344,533

Special Tax Revenue — 14.9%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$500	$600,775
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,297,580
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	759,089
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	621,293

		$5,278,737

Transportation — 14.0%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,217,120
Nassau County Bridge Authority, 5.00%, 10/1/35	350	389,746
Nassau County Bridge Authority, 5.00%, 10/1/40	65	72,240
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,327,010
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	390,490
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	580,750

		$4,977,356

Total Tax-Exempt Investments — 159.8% (identified cost $51,919,905)		$56,763,959

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (37.3)%		$(13,250,463)

Other Assets, Less Liabilities — (22.5)%		$(7,985,044)

Net Assets Applicable to Common Shares — 100.0%		$35,528,452

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 51.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 19.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,090,484.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	22 U.S. 30-Year Treasury Bond	Short	$(3,299,788)	$(3,245,000)	$54,788

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $54,788.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,539,894

Gross unrealized appreciation	$5,213,603
Gross unrealized depreciation	(264,538)

Net unrealized appreciation	$4,949,065

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$56,763,959	$—	$56,763,959
Total Investments	$—	$56,763,959	$—	$56,763,959
Futures Contracts	$54,788	$—	$—	$54,788
Total	$54,788	$56,763,959	$—	$56,818,747

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013